Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Funds III
BlackRock LifePath® ESG Index Retirement Fund
BlackRock LifePath® ESG Index 2025 Fund
BlackRock LifePath® ESG Index 2030 Fund
BlackRock LifePath® ESG Index 2035 Fund
BlackRock LifePath® ESG Index 2040 Fund
BlackRock LifePath® ESG Index 2045 Fund
BlackRock LifePath® ESG Index 2050 Fund
BlackRock LifePath® ESG Index 2055 Fund
BlackRock LifePath® ESG Index 2060 Fund
BlackRock LifePath® ESG Index 2065 Fund
BlackRock LifePath® Index Retirement Fund
BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
BlackRock Funds V
BlackRock Strategic Income Opportunities Portfolio
BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds II | BlackRock Dynamic High Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock Dynamic High Income Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath ESG Index Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® ESG Index Retirement Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath ESG Index 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® ESG Index 2025 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath ESG Index 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® ESG Index 2030 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath ESG Index 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® ESG Index 2035 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath ESG Index 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® ESG Index 2040 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath ESG Index 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® ESG Index 2045 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath ESG Index 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® ESG Index 2050 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath ESG Index 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® ESG Index 2055 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath ESG Index 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® ESG Index 2060 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath ESG Index 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® ESG Index 2065 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX RETIREMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Index Retirement Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2025 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Index 2025 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2030 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Index 2030 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2035 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Index 2035 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2040 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Index 2040 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2045 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Index 2045 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2050 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Index 2050 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2055 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Index 2055 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath Index 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Index 2060 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath Index 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Index 2065 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds V | BlackRock Strategic Income Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock Strategic Income Opportunities Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Variable Series Funds, Inc. | BlackRock 60/40 Target Allocation ETF V.I. Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.